Basis of Presentation and Organization and Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Basis of Presentation and Organization and Significant Accounting Policies [Abstract]
Basis of Presentation and Organization and Significant Accounting Policies

Note 1. Basis of Presentation and Organization and Significant Accounting Policies

Basis of Financial Statement Presentation

The accompanying unaudited condensed financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted in accordance with such rules and regulations. The information furnished in the interim condensed financial statements includes normal recurring adjustments and reflects all adjustments, which, in the opinion of management, are necessary for a fair presentation of such financial statements. Although management believes the disclosures and information presented are adequate to make the information not misleading, these interim condensed financial statements should be read in conjunction with the Company's most recent audited financial statements and notes thereto included in its December 31, 2010 Annual Report on Form 10-K. Operating results for the period ended March 31, 2010 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.

The Company was incorporated in New York on July 19, 2004, as Jobsinsite,.com, Inc., Our Articles were amended on August 5, 2004, to change our name to Jobsinsite, Inc., on June 18, 2009 we merged with a Delaware corporation and became Jobsinsite, Inc., a Delaware corporation. And on July 1, 2009 we filed articles of conversion with the secretary of state of Delaware and became Soleil Capital L.P., a Delaware limited partnership. The company is managed by Soleil Capital Management LLC, a Delaware limited liability company.

Business Description

The Company was founded as Jobsinsite, a software company, however since our inception the company has generated nominal revenues through the sale of software items related to the job search industry. Management has reorganized and restructured the company as a public private equity company and asset manager. The Company's business will be focused on generating positive investment returns and capital appreciation through a strategic and opportunistic approach to investing and the subsequent allocation of capital and managerial assistance to emerging businesses with high growth potential. Specifically, the Company plans to manage a seed stage venture capital fund and to manage single purpose funds which acquire interests in secondary transactions of venture backed enterprises.

To date we have not begun raising investment or working capital.

Our plan is to form and manage series of funds, that allocate capital to high-risk venture capital investments and invest in secondary transactions in venture backed companies.